UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7123

Dreyfus Growth & Value Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/2005

FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS EMERGING LEADERS FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--100.0%	Shares		Value ($)

Commercial & Professional Services--7.1%
Bell Microproducts	314,900	[a,b]	2,708,140
Cantel Medical	127,800	[b]	2,340,018
Harte-Hanks	374,600		9,836,996
Rush Enterprises, Cl. A	88,300	[b]	1,351,873
Spartan Stores	197,759	[b]	1,979,568
Standard Register	35,200		521,664
Valassis Communications	340,000	[a,b]	10,342,800
Valueclick	366,400	[a,b]	6,917,632
WESCO International	425,000	[b]	17,743,750
			53,742,441

Communications--.6%
Golden Telecom	69,700	[a]	1,881,900
Talk America Holdings	281,200	[a,b]	2,699,520
			4,581,420

Consumer Non-Durables--3.0%
Church & Dwight	355,000		11,793,100
Mannatech	287,900	[a]	3,754,216
Parlux Fragrances	247,100	[a,b]	7,111,538
			22,658,854

Consumer Services--6.3%
Bluegreen	83,700	[b]	1,244,619
Educate	243,900	[b]	2,670,705
Entercom Communications	94,500	[b]	3,009,825
Intrawest	366,300		10,212,444
La Quinta	364,100	[b]	3,990,536
Orient-Express Hotels, Cl. A	246,800		7,779,136
Pinnacle Entertainment	531,600	[a,b]	12,699,924
Sinclair Broadcast Group, Cl. A	512,500	[b]	4,930,250
World Wrestling Entertainment	98,800		1,334,788
			47,872,227

Electronic Technology--9.1%
ADE	73,100	[b]	1,725,160
Advanced Energy Industries	337,100	[b]	4,503,656
DRS Technologies	132,100		6,525,740
F5 Networks	215,000	[a,b]	11,358,450
Fargo Electronics	53,800	[b]	1,028,118
Genesis Microchip	648,500	[b]	14,526,400
Hexcel	263,700	[b]	4,385,331
Intevac	293,100	[b]	3,602,199
Methode Electronics	54,200		566,390
Mobility Electronics	84,000	[a,b]	944,160
Newport	95,000	[b]	1,311,000
Novatel Wireless	348,700	[a,b]	4,749,294
Omnivision Technologies	154,000	[a,b]	2,725,800
Redback Networks	63,100	[a,b]	851,219
Rimage	13,600	[b]	389,640
Silicon Image	747,000	[b]	7,253,370
SpectraLink	149,100		1,924,881
Vicor	36,300		589,149
X-Rite	43,100		477,117
			69,437,074

Energy Minerals--6.7%
Arch Coal	135,900	[a]	10,469,736
Cabot Oil & Gas	396,000		16,715,160
Houston Exploration	150,000	[b]	8,199,000

Unit	290,000	[b]	15,706,400
			51,090,296

Finance--18.0%
Advanta, Cl. B	35,300		1,143,014
Affiliated Managers Group	226,600	[a,b]	17,865,144
Amegy Bancorp	673,600		16,085,568
Ashford Hospitality Trust	68,900		735,163
Boykin Lodging	134,800	[b]	1,617,600
Federal Agricultural Mortgage, Cl. C	44,300	[a]	1,234,641
First Midwest Bancorp/IL	422,000	[a]	15,795,460
Greater Bay Bancorp	566,900		15,102,216
Harbor Florida Bancshares	354,500		13,350,470
LTC Properties	139,500		2,856,960
Ocwen Financial	90,000	[a,b]	759,600
Oriental Financial Group	84,800		1,126,992
Partners Trust Financial Group	72,000		864,000
Phoenix Cos.	107,500	[a]	1,462,000
Presidential Life	33,100		638,499
R-G Financial, Cl. B	339,800		4,325,654
Reinsurance Group of America	256,600		12,132,048
Signature Bank/New York, NY	159,200	[b]	4,583,368
Stifel Financial	12,600	[b]	471,744
Webster Financial	262,200	[a]	12,548,892
Westamerica Bancorporation	200,000		10,928,000
Winston Hotels	131,100		1,317,555
			136,944,588

Health Technology--4.4%
Andrx	582,000	[a,b]	10,353,780
Angiodynamics	93,900	[b]	1,935,279
Arena Pharmaceuticals	88,700	[a,b]	956,186
Arqule	136,100	[b]	943,173
BioMarin Pharmaceutical	297,200	[b]	2,894,728
Cotherix	125,200	[b]	1,553,732
deCODE genetics	274,500	[a,b]	2,278,350
Enzon Pharmaceuticals	248,000	[b]	1,683,920
Myogen	7,600	[b]	165,224
Neopharm	266,800	[a,b]	2,518,592
Neurometrix	146,700	[b]	4,560,903
Regeneron Pharmaceuticals	179,800	[b]	2,008,366
Tercica	63,300	[b]	600,717
TriPath Imaging	101,000	[b]	622,160
			33,075,110

Industrial Services--4.2%
American Ecology	60,500		984,335
Superior Energy Services	765,000	[b]	16,654,050
Todco, Cl. A	337,000		14,009,090
			31,647,475

Non-Energy Minerals--1.7%
Agnico-Eagle Mines	890,000	[a]	13,020,700

Process Industries--5.3%
Agrium	600,000		12,246,000
Albany International, Cl. A	380,000		14,489,400
Chesapeake	60,400		1,063,040
Crown Holdings	572,400	[b]	10,612,296
Pioneer Cos.	83,700	[b]	2,078,271
			40,489,007

Producer Manufacturing--7.0%
IDEX	310,000	[a]	13,683,400
JLG Industries	541,400		24,633,700
Steel Technologies	62,600		1,658,274
Superior Essex	56,500	[b]	1,065,025
Trinity Industries	301,500	[a]	12,554,460

			53,594,859

Real Estate & Construction--.3%
Inland Real Estate	137,500		2,046,000

Retail Trade--5.0%
Bon-Ton Stores	82,700		1,527,469
Genesco	399,600	[a,b]	15,844,140
Pacific Sunwear Of California	622,000	[b]	16,458,120
Petco Animal Supplies	170,700	[b]	3,623,961
Trans World Entertainment	52,100	[b]	340,213
			37,793,903

Technology Services--14.5%
Anteon International	320,000	[b]	13,718,400
Business Objects, ADR	349,500	[b]	13,889,130
Chemed	300,000		15,210,000
Click Commerce	390,200	[a,b]	9,267,250
eCollege.com	115,700	[a,b]	1,919,463
Genesis HealthCare	330,000	[a,b]	13,876,500
Global Payments	400,000		17,512,000
Hyperion Solutions	235,400	[a,b]	12,464,430
Internet Capital Group	398,500	[b]	3,307,550
Keynote Systems	33,900	[b]	449,175
NDCHealth	255,000		4,804,200
Vignette	220,200	[b]	3,899,742
			110,317,840

Transportation--3.4%
Mesa Air Group	435,100	[a,b]	4,472,828
SCS Transportation	81,900	[b]	1,614,249
Skywest	619,100		18,387,270
World Air Holdings	95,000	[b]	999,400
			25,473,747

Utilities--3.4%
Allete	274,200	[a]	12,681,750
Duquesne Light Holdings	544,000	[a]	9,220,800
Puget Energy	196,800		4,089,504
			25,992,054
Total Common Stocks
(cost $499,545,629)			759,777,595

Other Investment--.6%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,269,000)	4,269,000	[c]	4,269,000

Investment of Cash Collateral
for Securities Loaned--11.7%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $89,181,616)	89,181,616	[c]	89,181,616

Total Investments (cost $592,996,245)	112.3%		853,228,211

Liabilities, Less Cash and Receivables	(12.3%)		(93,183,326)

Net Assets	100.0%		760,044,885

ADR - American Depository Receipts.
[a] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $85,839,262 and the total market value of the collateral held by the fund is $89,181,616.
[b] Non-income producing.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS MIDCAP VALUE FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)

Aerospace & Military Technology--.7%
Empresa Brasileira de Aeronautica, ADR	234,800		8,854,308

Airlines--.4%
ACE Aviation Holdings, Cl. A	148,900	[a,b]	4,936,035

Basic Industries--7.4%
Abitibi-Consolidated	1,274,000		4,267,900
Applied Micro Circuits	1,861,822	[a]	4,915,210
Bowater	221,300		6,871,365
Chemtura	2,723,997		32,824,164
Martin Marietta Materials	91,700		6,887,587
Owens-Illinois	1,510,800	[a]	32,859,900
Smurfit-Stone Container	948,800	[a]	12,021,296
			100,647,422

Beverages & Tobacco--.5%
CBRL Group	176,800	[b]	6,539,832

Broadcasting & Publishing--.6%
DreamWorks Animation SKG, Cl. A	336,600	[a,b]	8,539,542

Capital Goods--4.4%
Deere & Co.	287,000	[b]	19,903,450
General Dynamics	24,300		2,777,490
Navistar International	892,300	[a]	25,314,551
Reliance Steel & Aluminum	178,180		11,494,392
			59,489,883

Consumer Durables--1.9%
Centex	233,600	[b]	16,784,160
Pulte Homes	141,900		5,907,297
WCI Communities	117,300	[a,b]	3,012,264
			25,703,721

Consumer Non-Durables--2.7%
Del Monte Foods	2,278,500	[a]	22,511,580
Polo Ralph Lauren	250,600		13,432,160
Reader's Digest Association	51,200		795,136
			36,738,876

Consumer Services--14.2%
Abercrombie & Fitch, Cl. A	171,800		10,534,776
Aramark, Cl. B	364,600		9,450,432
Best Buy	226,150		10,909,476
Brinker International	316,200		12,546,816
Career Education	208,547	[a]	7,778,803
Citadel Broadcasting	651,840	[b]	8,786,803
Clear Channel Communications	737,740		24,020,814
Dollar Tree Stores	685,790	[a,b]	15,745,738
Expedia	317,394	[a,b]	7,868,197

Hewitt Associates, Cl. A	250,800	[a]	6,438,036
IAC/InterActiveCorp	320,894	[a]	8,859,883
Marvel Entertainment	780,200	[a,b]	12,693,854
Omnicom Group	122,000	[b]	10,316,320
Ruby Tuesday	136,850	[b]	3,328,192
Safeway	850,690	[b]	19,778,543
TJX Cos.	453,500		10,162,935
Univision Communications, Cl. A	426,300	[a,b]	12,887,049
			192,106,667

Energy--4.8%
El Paso	1,300,500	[b]	14,292,495
Hercules Offshore	14,500	[a]	389,760
Key Energy Services	1,660,700	[a]	23,415,870
Marathon Oil	63,200		3,747,128
Maverick Tube	114,260	[a]	4,347,593
Nabors Industries	86,140	[a]	6,030,661
Tidewater	275,680		12,460,736
			64,684,243

Financial Services--20.7%
AmeriCredit	444,350	[a]	11,019,880
Axis Capital Holdings	432,100		13,083,988
Capital One Financial	418,400		34,752,304
CIT Group	328,200		16,245,900
Colonial BancGroup	559,000		13,924,690
Cousins Properties	311,600		8,674,944
E*Trade Financial	2,151,460	[a]	41,996,499
Endurance Specialty Holdings	114,000		3,927,300
Equity Office Properties Trust	131,700		4,106,406
Hudson City Bancorp	2,229,200		26,549,772
Janus Capital Group	396,460		7,600,138
Marsh & McLennan Cos.	154,900	[b]	4,784,861
MBIA	181,900		11,237,782
Montpelier Re Holdings	542,350		10,646,331
National Financial Partners	128,130		6,520,536
PartnerRe	89,500		6,111,060
PNC Financial Services Group	34,500		2,200,065
RenaissanceRe Holdings	452,300		20,321,839
SEI Investments	149,000		6,086,650
UnumProvident	489,800	[b]	10,775,600
XL Capital, Cl. A	298,300		19,801,154
			280,367,699

Forest Products--.2%
Domtar	577,000		3,075,410

Health Care--10.4%
Biogen Idec	373,500	[a]	15,989,535
Biovail	636,040		14,959,661
Boston Scientific	1,328,900	[a]	35,189,272
Cephalon	630,500	[a,b]	32,060,925
Emdeon	1,436,570	[a]	10,989,761
Omnicare	299,720		17,069,054
Universal Health Services, Cl. B	324,700	[b]	15,559,624
			141,817,832

Merchandising--1.0%
Estee Lauder Cos., Cl. A	411,400		13,580,314

Metals--1.1%
Worthington Industries	763,530		15,492,024

Technology--12.4%
Agere Systems	609,420	[a]	8,032,156
Atmel	1,176,320	[a]	3,940,672
Axcelis Technologies	904,200	[a]	4,285,908
Ceridian	842,350	[a]	20,216,400
Compuware	451,700	[a]	4,169,191
Conexant Systems	2,711,700	[a]	6,697,899
Cypress Semiconductor	990,300	[a,b]	14,854,500
Diebold	235,100		9,135,986
Flextronics International	399,480	[a]	4,122,634
Intuit	150,600	[a,b]	8,067,642
Micron Technology	1,747,300	[a]	24,916,498
Sanmina-SCI	1,901,640	[a]	7,872,790
Symbol Technologies	2,903		33,181
Teradyne	1,086,690	[a]	15,898,275
United Microelectronics, ADR	5,551,893		17,155,349
Vishay Intertechnology	493,900	[a]	6,336,737
Zebra Technologies, Cl. A	291,400	[a]	13,150,882
			168,886,700

Tobacco--.2%
Reynolds American	32,800	[b]	2,919,856

Transportation--5.8%
Airtran Holdings	157,300	[a,b]	2,362,646
Continental Airlines, Cl. B	584,100	[a]	9,094,437
EGL	99,900	[a,b]	3,710,286
Norfolk Southern	185,000		8,184,400
Southwest Airlines	245,700	[b]	4,054,050
Swift Transportation	481,683	[a]	9,431,353
Union Pacific	332,700	[b]	25,464,858
US Airways Group	102,000	[a]	3,426,180
Yellow Roadway	284,330	[a,b]	13,394,786
			79,122,996

Utilities--8.4%
CMS Energy	1,040,700	[a]	14,548,986
Constellation Energy Group	293,800		15,568,462
Dominion Resources/VA	143,700		10,914,015
EchoStar Communications, Cl. A	363,480		9,392,323
Entergy	295,600		20,692,000
Exelon	294,500		15,325,780
Leap Wireless International	248,200	[a]	9,446,492
Reliant Energy	1,952,400	[a]	17,883,984
			113,772,042

Total Common Stocks
(cost $1,233,264,276)			1,327,275,402
	Principal
Short-Term Investments--3.3%	Amount ($)		Value ($)

U.S. Treasury Bills:
3.81%, 12/8/2005	4,961,000		4,957,378

3.85%, 12/15/2005	4,414,000	4,407,291
3.83%, 12/22/2005	35,647,000	35,567,151
Total U.S. Treasury Bills
(cost $44,932,062)		44,931,820

Investment of Cash Collateral
for Securities Lending--4.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $61,140,434)	61,140,434 [c]	61,140,434

Total Investments (cost $1,339,336,772)	105.6%	1,433,347,656

Liabilities, Less Cash and Receivables	(5.6%)	(75,490,676)

Net Assets	100.0%	1,357,856,980

ADR - American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $58,497,373 and the total market value of the collateral held by the fund is $61,140,434.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS SMALL COMPANY VALUE FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--97.3%	Shares		Value ($)

Aerospace & Military Technology--.9%
Empresa Brasileira de Aeronautica, ADR	43,400		1,636,614

Banking--1.2%
EuroBancshares	18,730	[a]	236,747
PHH	62,600	[a]	1,806,636
			2,043,383

Basic Industries--6.2%
Applied Micro Circuits	386,400	[a]	1,020,096
Chemtura	302,220		3,641,751
Gibraltar Industries	151,100		3,322,689
GrafTech International	192,300	[a]	1,257,642
PolyOne	263,300	[a]	1,519,241
			10,761,419

Beverages & Tobacco--.9%
CBRL Group	42,100		1,557,279

Broadcasting & Publishing--1.0%
Salem Communications, Cl. A	93,000	[a]	1,776,300

Business Services--1.2%
Gevity HR	70,300		1,991,599

Capital Goods--7.4%
AGCO	112,800	[a]	1,909,704
Apogee Enterprises	190,170		2,941,930
Navistar International	76,500	[a]	2,170,305
Reliance Steel & Aluminum	1,800		116,118
Varian	57,600	[a]	2,416,896
Wabash National	158,900		3,154,165
			12,709,118

Consumer Durables--4.1%
Comstock Homebuilding Cos., Cl. A	34,100	[a]	524,117
Fleetwood Enterprises	330,900	[a,b]	3,775,569
Interface, Cl. A	184,000	[a]	1,532,720
WCI Communities	45,800	[a,b]	1,176,144
			7,008,550

Consumer Non-Durables--.9%
Del Monte Foods	149,100	[a]	1,473,108

Consumer Services--9.4%
Aeropostale	58,700	[a]	1,459,869
Cache	25,200	[a]	424,116
Cost Plus	78,640	[a]	1,445,403
Cumulus Media, Cl. A	123,200	[a]	1,521,520

Eddie Bauer Holdings	29,400	[a]	655,620
Emmis Communications, Cl. A	149,600	[a,b]	3,117,664
Kirkland's	33,300	[a,b]	219,780
Marvel Entertainment	301,100	[a]	4,898,897
Performance Food Group	25,500	[a,b]	724,200
Ruby Tuesday	38,900		946,048
Tetra Tech	52,500	[a]	819,000
			16,232,117

Electrical Components--1.1%
Bookham	404,092	[a,b]	1,899,232

Energy--4.5%
Key Energy Services	286,700	[a]	4,042,470
Maverick Tube	58,100	[a,b]	2,210,705
UIL Holdings	31,000		1,497,920
			7,751,095

Energy Equipment & Services--.9%
Hercules Offshore	56,920	[a]	1,530,010

Financial Services--14.4%
Doral Financial	55,600		561,560
E*Trade Financial	166,100	[a,b]	3,242,272
IPC Holdings	89,200		2,604,640
Montpelier Re Holdings	22,950	[b]	450,509
National Financial Partners	51,980		2,645,262
PartnerRe	43,300		2,956,524
Phoenix Cos.	81,200	[b]	1,104,320
Platinum Underwriters Holdings	143,700		4,377,102
PXRE Group	350,900	[b]	4,466,957
RenaissanceRe Holdings	38,700		1,738,791
Santander BanCorp	27,650		744,891
			24,892,828

Food & Household Products--1.5%
Cosi	301,200	[a]	2,632,488

Health Care--6.2%
Emdeon	92,000	[a]	703,800
Enzon Pharmaceuticals	159,300	[a]	1,081,647
Odyssey HealthCare	37,300	[a]	690,796
Par Pharmaceutical Cos.	83,200	[a]	2,213,952
Quidel	188,590	[a]	2,632,717
Regeneration Technologies	361,400	[a]	2,967,094
Savient Pharmaceuticals	122,096	[a]	456,639
			10,746,645

Insurance--3.8%
Bristol West Holdings	49,000		907,970
Endurance Specialty Holdings	106,400		3,665,480
USI Holdings	135,000	[a]	1,890,000
			6,463,450

Leisure & Tourism--.3%
West Marine	38,000	[a,b]	504,640

Merchandising--.3%
Cash America International	24,600		557,190

Metals--2.4%
Novamerican Steel	39,700	[a]	1,588,000
Steel Technologies	39,700		1,051,653
Worthington Industries	70,800		1,436,532
			4,076,185

Real Estate Investment Trust--.4%
Government Properties Trust	84,300		761,229

Restaurants--.5%
Jack in the Box	26,100	[a]	876,960

Retail Trade--.6%
Paxar	50,830	[a]	972,378

Technology--14.7%
Ariba	33,900	[a,b]	292,557
Axcelis Technologies	182,900	[a]	866,946
BearingPoint	136,700	[a,b]	995,176
Borland Software	106,800	[a]	648,276
Cypress Semiconductor	171,300	[a,b]	2,569,500
Diebold	59,660		2,318,388
Enterasys Networks	91,287	[a]	1,189,470
Gateway	126,400	[a,b]	384,256
Ipass	230,800	[a]	1,564,824
Manugistics Group	197,258	[a,b]	378,735
Mattson Technology	144,800	[a]	1,436,416
Mobility Electronics	263,110	[a,b]	2,957,356
MSC.Software	97,500	[a,b]	1,623,375
Radisys	48,300	[a]	883,890
SafeNet	90,900	[a]	3,231,495
webMethods	284,500	[a]	2,298,760
Zoran	98,160	[a]	1,660,867
			25,300,287

Telecommunications--1.3%
UNOVA	80,100	[a]	2,252,412

Transportation--6.4%
Airtran Holdings	128,200	[a,b]	1,925,564
EGL	108,600	[a,b]	4,033,404
Swift Transportation	153,700	[a]	3,009,446
US Airways Group	63,141	[a,b]	2,120,906
			11,089,320

Utilities--4.0%
Peoples Energy	38,900		1,397,677
Reliant Resources	117,300	[a]	1,074,468
Ubiquitel	450,900	[a]	4,409,802
			6,881,947

Wholesale--.8%

Nuco2	47,200	[a]	1,327,264

Total Common Stocks
(cost $161,132,099)			167,705,047

	Principal
Short-Term Investments--3.0%	Amount ($)		Value ($)

U.S. Treasury Bills:
3.81%, 12/8/2005	3,221,000		3,218,648
3.85%, 12/15/2005	439,000		438,333
3.79%, 12/22/2005	1,575,000		1,571,472
(cost $5,228,471)			5,228,453

Investment of Cash Collateral
for Securities Loaned--13.2%	Shares		Value ($)

Dreyfus Institutional Cash Advantage Fund
(cost $22,766,798)	22,766,798	[c]	22,766,798

Total Investments (cost $189,127,368)	113.5%		195,700,298

Liabilities, Less Cash and Receivables	(13.5%)		(23,317,220)

Net Assets	100.0%		172,383,078

ADR - American Depository Receipts.
[a] Non- income producing.
[b] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $21,705,908 and the total market value of the collateral held by the fund is $22,766,798.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

DREYFUS PREMIER FUTURE LEADERS FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)

Commercial & Professional Services--3.0%
Agilysys	34,500		657,225
Bell Microproducts	32,200	[a]	276,920
Handleman	36,200		497,026
Performance Food Group	129,000	[a]	3,663,600
Rush Enterprises, Cl. A	31,700	[a]	485,327
Sourcecorp	6,400	[a]	166,784
Spherion	39,900	[a]	391,020
Standard Register	9,700		143,754
			6,281,656

Communications--.2%
Talk America Holdings	42,800	[a]	410,880

Consumer Durables--1.4%
Arctic Cat	11,100		232,878
WMS Industries	113,500	[a]	2,818,205
			3,051,083

Consumer Non-Durables--4.1%
Parlux Fragrances	25,800	[a,b]	742,524
Ralcorp Holdings	90,000	[a]	3,752,100
Topps	20,500		162,770
Warnaco Group	161,000	[a]	3,955,770
			8,613,164

Consumer Services--3.4%
Lin TV, Cl. A	19,100	[a]	249,828
Luby's	44,800	[a]	572,544
Shuffle Master	136,000	[a,b]	3,809,360
Sinclair Broadcast Group, Cl. A	105,000	[a]	1,010,100
Spanish Broadcasting System, Cl. A	203,000	[a]	978,460
World Wrestling Entertainment	35,100		474,201
			7,094,493

Electronic Technology--10.9%
Advanced Energy Industries	29,100	[a]	388,776
Armor Holdings	43,200	[a]	1,896,048
Digi International	15,400	[a]	198,352
Genesis Microchip	110,400	[a]	2,472,960
Hutchinson Technology	50,500	[a]	1,443,795
Integrated Device Technology	200,700	[a]	2,404,386
Methode Electronics	31,400		328,130
Microsemi	65,000	[a]	1,803,750
Mobility Electronics	23,600	[a]	265,264

Multi-Fineline Electronix	9,200	[a]	340,400
Novatel Wireless	96,000	[a,b]	1,307,520
Redback Networks	36,200	[a]	488,338
Sigmatel	68,500	[a,b]	997,360
Spectralink	76,600		988,906
Triumph Group	75,000	[a]	2,846,250
TTM Technologies	102,600	[a]	937,764
Varian Semiconductor Equipment Associates	86,000	[a]	3,785,720
X-Rite	23,300		257,931
			23,151,650

Energy Minerals--4.3%
Alpha Natural Resources	110,000	[a]	2,642,200
Denbury Resources	138,200	[a]	3,128,848
Remington Oil & Gas	97,000	[a]	3,245,620
			9,016,668

Finance--20.6%
Advanta, Cl. B	15,700		508,366
Affordable Residential Communities	35,500		316,660
Amegy Bancorp	175,000		4,179,000
Arch Capital Group	65,000	[a]	3,409,900
BankAtlantic Bancorp, Cl. A	185,000		2,578,900
Boykin Lodging	11,700	[a]	140,400
Commercial Net Lease Realty	18,000		364,680
First Niagara Financial Group	214,500		3,108,105
Inland Real Estate	25,700		382,416
LTC Properties	26,000		532,480
Luminent Mortgage Capital	40,600		324,800
Max Re Capital	117,700		3,142,590
Nasdaq Stock Market	133,100	[a]	5,208,203
National Financial Partners	90,100		4,585,189
National Health Investors	6,000		165,900
Nelnet, Cl. A	108,500	[a]	4,128,425
Oriental Financial Group	23,400		310,986
R&G Financial, Cl. B	65,300		831,269
Strategic Hotel Capital	24,300		448,821
Sunterra	21,100	[a]	247,925
SWS Group	7,200		148,464
Texas Regional Bancshares, Cl. A	104,000		3,031,600
Universal American Financial	149,000	[a]	2,199,240
Westamerica Bancorporation	56,000		3,059,840
Winston Hotels	25,700		258,285
			43,612,444

Health Technology--6.3%
Alpharma, Cl. A	88,900		2,348,738
Andrx	144,000	[a]	2,561,760
Arena Pharmaceuticals	41,400	[a]	446,292
Enzon Pharmaceuticals	42,700	[a]	289,933
Serologicals	149,400	[a,b]	2,999,952
Syneron Medical	112,500	[a,b]	4,477,500
TriPath Imaging	26,400	[a]	162,624

			13,286,799

Industrial--7.1%
Grey Wolf	514,500	[a,b]	3,863,895
Todco, Cl. A	84,100		3,496,037
Veritas DGC	126,000	[a]	4,120,200
Western Gas Resources	72,100		3,437,728
			14,917,860

Non-Energy Minerals--2.0%
Agnico-Eagle Mines	146,200		2,138,906
PAN American Silver	96,400	[a]	1,830,636
Roanoke Electric Steel	10,200		237,558
			4,207,100

Process Industries--3.8%
Albany International, Cl. A	85,400		3,256,302
Chesapeake	8,400		147,840
Crown Holdings	181,000	[a]	3,355,740
Pioneer Cos.	12,300	[a]	305,409
Wausau Paper	87,800		1,037,796
			8,103,087

Producer Manufacturing--8.7%
Bucyrus International, Cl. A	48,500		2,274,650
JLG Industries	141,900		6,456,450
Steel Technologies	13,300		352,317
Wabtec	176,000		4,546,080
York International	86,500		4,869,085
			18,498,582

Retail Trade--4.2%
Aeropostale	100,000	[a]	2,487,000
Finish Line, Cl. A	94,900		1,637,974
Pacific Sunwear of California	152,000	[a]	4,021,920
Provide Commerce	8,300	[a]	239,538
Shoe Carnival	16,800	[a]	344,568
Trans World Entertainment	29,700	[a]	193,941
			8,924,941

Technology Services--13.0%
Albany Molecular Research	71,500	[a]	875,160
Anteon International	50,500	[a]	2,164,935
Apria Healthcare Group	58,300	[a]	1,426,018
Beverly Enterprises	299,500	[a,b]	3,570,040
Click Commerce	32,700	[a,b]	776,625
Global Payments	108,000		4,728,240
Hyperion Solutions	57,500	[a]	3,044,625
InfoSpace	83,900	[a]	2,211,604
Internet Capital Group	78,200	[a]	649,060
Magellan Health Services	78,700	[a]	2,299,614
SYKES Enterprises	36,800	[a]	507,840
Vignette	98,100	[a]	1,737,351

VistaCare, Cl. A	45,200	[a]	623,760
Wind River Systems	210,000	[a]	2,893,800
			27,508,672

Transportation--3.8%
AMR	167,900	[a,b]	2,835,831
SCS Transportation	9,800	[a]	193,158
UTI Worldwide	51,500		5,010,435
			8,039,424

Utilities--2.9%
El Paso Electric	171,500	[a]	3,709,545
Westar Energy	104,000		2,352,480
			6,062,025

Total Common Stocks
(cost $154,164,402)			210,780,528

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,151,000)	1,151,000	[c]	1,151,000

Investment of Cash Collateral
for Securities Loaned--8.9%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $18,703,618)	18,703,618	[c]	18,703,618

Total Investments (cost $174,019,020)	109.1%		230,635,146

Liabilities, Less Cash and Receivables	(9.1%)		(19,212,243)

Net Assets	100.0%		211,422,903

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $17,729,229 and the total market value of the collateral held by the fund is $18,703,618.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

DREYFUS GROWTH AND VALUE FUNDS, INC.: DREYFUS PREMIER INTERNATIONAL VALUE FUND

Statement of Investments
November 30, 2005 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)

Australia--1.7%
Amcor	1,211,948	6,280,912
National Australia Bank	274,035	6,576,204
		12,857,116
Belgium--.9%
Fortis	235,243	6,996,585
Brazil--1.2%
Petroleo Brasileiro, ADR	74,200	5,015,920
Telecomunicacoes Brasileiras, ADR	120,467	4,186,228
		9,202,148
Finland--1.6%
M-real, Cl. B	933,500	4,469,559
Nokia	100,000	1,709,985
Nokia, ADR	80,734	1,378,937
UPM-Kymmene	227,753	4,292,054
		11,850,535
France--10.1%
BNP Paribas	103,140	8,173,738
Carrefour	258,840	11,263,725
Credit Agricole	228,840	6,932,986
France Telecom	396,910	9,951,295
Lafarge	46,600	4,006,247
Sanofi-Aventis	110,850	8,967,763
Thomson	271,050	5,555,504
Total	33,190	8,313,541
Total, ADR	38,614	4,814,780
Valeo	181,976	6,736,429
		74,716,008
Germany--8.6%
Allianz	33,900	4,933,319
Deutsche Bank	90,913	8,912,675
Deutsche Lufthansa	388,867	5,223,351
Deutsche Post	428,994	9,354,325
Deutsche Telekom	380,740	6,335,484
E.ON	63,297	6,034,395
Hannover Rueckversicherung	139,830	4,658,468
Heidelberger Druckmaschinen	44,810	1,605,414
Infineon Technologies	491,200 a	4,402,468
Medion	77,200	990,537
Metro	83,630	3,746,758
Schering	35,770	2,320,518
Volkswagen	98,779	5,170,994
		63,688,706
Greece--.4%
Public Power	129,760	2,677,954
Hong Kong--1.2%

Bank of East Asia	2,168,057	6,486,250
Citic Pacific	757,900	2,076,853
Link REIT	436,400	675,307
		9,238,410
Ireland--1.4%
Bank of Ireland	661,695	10,238,020
Italy--3.8%
Banco Popolare di Verona e Novara	171,400	3,329,114
Benetton Group	262,190	2,937,406
ENI	350,135	9,497,027
Finmeccanica	119,689	2,213,220
UniCredito Italiano	1,597,380	9,899,318
		27,876,085
Japan--25.5%
Aeon	301,500	6,717,612
Aiful	25,800	1,959,194
Alps Electric	26,200	413,874
Astellas Pharma	108,200	4,180,465
Canon	154,400	8,645,421
Dentsu	2,141	5,770,793
Fuji Heavy Industries	740,700	3,955,839
Fuji Photo Film	235,800	7,555,989
Funai Electric	54,100	6,044,970
JS Group	271,800	5,023,883
Kao	260,800	6,137,239
KDDI	1,676	8,783,143
Kuraray	406,000	4,011,382
Mabuchi Motor	104,000	5,779,947
Matsumotokiyoshi	29,500	836,984
Minebea	741,000	4,025,460
Mitsubishi UFJ Financial Group	442	5,569,491
Murata Manufacturing	39,300	2,243,184
Nippon Express	1,852,600	9,925,057
Nippon Paper Group	759	2,647,490
Nissan Motor	714,800	7,354,683
ORIX	23,800	5,135,962
Ricoh	350,500	6,127,571
Rinnai	212,200	5,108,666
Rohm	109,300	9,887,028
Sekisui Chemical	478,000	3,274,820
Sekisui House	486,900	5,789,899
77 Bank	719,900	5,292,543
Shin-Etsu Chemical	101,200	5,261,201
Skylark	305,200	4,869,549
Sohgo Security Services	108,700	1,591,926
Sumitomo Bakelite	367,800	2,679,429
Sumitomo Chemical	501,900	3,128,630
Sumitomo Mitsui Financial Group	1,210	11,409,855
Takefuji	116,200	7,854,300
TDK	14,000	1,171,778
Toyoda Gosei	187,800	3,588,785
		189,754,042

Mexico--1.4%
Coca-Cola Femsa, ADR	174,100	4,385,579
Telefonos de Mexico, ADR	254,262	5,703,097
		10,088,676
Netherlands--6.6%
ABN AMRO Holding	218,726	5,403,918
Aegon	413,148	6,567,799
Heineken	258,851	7,942,943
Koninklijke Philips Electronics	262,460	7,344,888
Koninklijke Philips Electronics (New York Shares)	56,800	1,586,992
Royal Dutch Shell, Cl. A	354,754	10,927,599
VNU	104,760	3,273,902
Wolters Kluwer	315,341	6,307,112
		49,355,153
Portugal--.7%
Energias de Portugal	1,797,750	5,300,216
Singapore--1.9%
DBS Group Holdings	935,070	9,067,078
United Overseas Bank	651,800	5,588,068
		14,655,146
South Africa--1.8%
Anglo American	316,716	9,947,903
Nedbank Group	258,431	3,497,713
		13,445,616
South Korea--1.7%
Korea Electric Power, ADR	203,524	3,427,344
KT, ADR	190,400	4,156,432
SK Telecom, ADR	225,420	4,763,125
		12,346,901
Spain--2.2%
Banco Sabadell	104,481	2,679,914
Banco Santander Central Hispano	72,080	918,043
Endesa	166,574	4,347,233
Repsol YPF	102,100	3,011,367
Repsol YPF, ADR	185,508	5,476,196
		16,432,753
Sweden--.9%
Svenska Cellulosa, Cl. B	192,940	6,717,817
Switzerland--6.8%
Ciba Specialty Chemicals	164,466	9,663,065
Clariant	263,150	3,582,587
Lonza Group	30,721	1,740,732
Nestle	27,815	8,250,782
Novartis	187,710	9,829,505
Swiss Reinsurance	117,270	8,660,570
UBS	94,320	8,701,716
		50,428,957
Taiwan--.5%
United Microelectronics, ADR	1,165,091	3,600,131
United Kingdom--16.6%
BAA	608,836	6,692,087
BAE Systems	440,113	2,576,728

Barclays	792,904	8,098,157
Boots Group	654,973	6,785,719
BP	942,382	10,333,844
BT Group	1,578,809	5,830,062
Centrica	1,946,424	7,743,030
Diageo	530,161	7,656,670
GKN	694,910	3,419,452
GlaxoSmithKline	487,059	12,038,142
HSBC Holdings	411,323	6,587,789
J Sainsbury	924,311	4,548,268
Marks & Spencer Group	507,756	4,013,442
Rexam	317,089	2,799,772
Royal Bank of Scotland Group	487,575	13,914,610
Unilever	812,520	7,961,220
Vodafone Group	5,519,920	11,910,199
		122,909,191

Total Common Stocks
(cost $643,728,085)		724,376,166

Other Investments--3.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $24,000,000)	24,000,000 b	24,000,000

Total Investments (cost $667,728,085)	100.7%	748,376,166

Liabilities, Less Cash and Receivables	-0.7%	(5,494,587)

Net Assets	100.0%	742,881,579

ADR--American Depository Receipt.

a Non-income producing.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER MIDCAP VALUE FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--97.6%	Shares		Value ($)

Banking--4.0%
Colonial BancGroup	6,800		169,388
Hudson City Bancorp	42,794		509,676
			679,064

Basic Industries--9.4%
Abitibi-Consolidated	42,000		140,700
Bowater	7,200		223,560
Chemtura	42,700		514,535
Martin Marietta Materials	1,200		90,132
Owens-Illinois	22,100	[a]	480,675
Smurfit-Stone Container	11,550	[a]	146,339
			1,595,941

Beverages & Tobacco--.8%
CBRL Group	3,500		129,465

Capital Goods--4.0%
General Dynamics	800		91,440
Navistar International	14,500	[a]	411,365
Reliance Steel & Aluminum	2,700		174,177
			676,982

Consumer Durables--1.5%
Centex	3,400		244,290

Consumer Non-Durables--3.9%
Del Monte Foods	37,700	[a]	372,476
Polo Ralph Lauren	3,100		166,160
Reader's Digest Association	1,600		24,848
Reynolds American	1,100		97,922
			661,406

Consumer Services--10.2%
Abercrombie & Fitch, Cl. A	1,600		98,112
Aramark, Cl. B	11,900		308,448
Best Buy	1,800		86,832
Brinker International	5,900		234,112
Clear Channel Communications	2,600		84,656
Expedia	2,300	[a]	57,017
IAC/InterActiveCorp	2,300	[a]	63,503
Marvel Entertainment	4,200	[a]	68,334
Omnicom Group	3,800		321,328

Safeway	11,800		274,350
Univision Communications, Cl. A	4,500	[a]	136,035
			1,732,727

Energy--4.7%
El Paso	31,300		343,987
Key Energy Services	24,000	[a]	338,400
Marathon Oil	2,000		118,580
			800,967

Financial Services--22.5%
AmeriCredit	5,600	[a]	138,880
Axis Capital Holdings	6,000		181,680
Capital One Financial	6,700		556,502
CIT Group	4,500		222,750
Cousins Properties	9,600		267,264
E*Trade Financial	23,600	[a]	460,672
Equity Office Properties Trust	4,600		143,428
Janus Capital Group	4,270		81,856
MBIA	5,300		327,434
PartnerRe	2,700		184,356
PNC Financial Services Group	1,400		89,278
RenaissanceRe Holdings	5,900		265,087
SEI Investments	4,600		187,910
UnumProvident	8,400		184,800
XL Capital, Cl. A	7,700		511,126
			3,803,023

Forest Products & Paper--.6%
Domtar	18,600	[a]	99,138

Health Care--8.3%
Biogen Idec	4,200	[a]	179,802
Biovail	6,800		159,936
Boston Scientific	10,000	[a]	264,800
Cephalon	4,800	[a]	244,080
Emdeon	17,100	[a]	130,815
Omnicare	3,300		187,935
Universal Health Services, Cl. B	5,100		244,392
			1,411,760

Merchandising--1.7%
Estee Lauder Cos., Cl. A	8,900		293,789

Metals--1.6%
Worthington Industries	12,900		261,741

Technology--8.7%
Ceridian	15,700	[a]	376,800
Compuware	14,600	[a]	134,758
Cypress Semiconductor	3,500	[a]	52,500

Diebold	2,700		104,922
Intuit	2,200	[a]	117,854
Micron Technology	18,700	[a]	266,662
Sanmina-SCI	37,600	[a]	155,664
Teradyne	6,000	[a]	87,780
United Microelectronics, ADR	54,400		168,096
			1,465,036

Transportation--5.5%
ACE Aviation Holdings, Cl. A	4,700	[a]	155,805
Norfolk Southern	2,400		106,176
Southwest Airlines	7,900		130,350
Union Pacific	7,100		543,434
			935,765

Utilities--10.2%
CMS Energy	16,200	[a]	226,476
Constellation Energy Group	4,900		259,651
Dominion Resources/VA	4,700		356,965
Entergy	5,900		413,000
Exelon	4,800		249,792
Reliant Energy	24,200	[a]	221,672
			1,727,556
Total Common Stocks
(cost $15,400,107)			16,518,650

	Principal
Short-Term Investments--1.4%	Amount ($)		Value ($)

U.S. Treasury Bills:
3.77%, 12/8/2005	24,000		23,983
3.85%, 12/15/2005	50,000		49,924
3.85%, 12/22/2005	169,000		168,602
Total U.S. Treasury Bills
(cost $242,528)			242,509

Total Investments (cost $15,642,635)	99.0%		16,761,159

Cash and Receivables (Net)	1.0%		166,289

Net Assets	100.0%		16,927,448

ADR - American Depository Receipts
[a] Non-income producing

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER SELECT MIDCAP GROWTH FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--96.9%	Shares		Value ($)

Autos & Transports--8.2%
CH Robinson Worldwide	3,070		124,181
Expeditors International Washington	1,260		89,473
Oshkosh Truck	1,870		84,019
			297,673

Consumer Discretionary--23.8%
Advance Auto Parts	2,000	[a]	84,680
Bed Bath & Beyond	2,625	[a]	111,982
Black & Decker	750		65,857
Chico's FAS	2,610	[a]	115,127
Coach	3,500	[a]	120,505
Fisher Scientific International	1,150	[a]	74,152
Michaels Stores	2,450		91,630
Starbucks	2,000	[a]	60,900
Whole Foods Market	360		53,021
Williams-Sonoma	1,875	[a]	81,356
			859,210

Diversified Manufacturing--1.8%
Eaton	1,050		66,906

Energy--10.5%
BJ Services	2,850		104,452
Consol Energy	1,300		84,136
Smith International	1,950		73,690
XTO Energy	2,850		115,966
			378,244

Financial Services--10.2%
E*Trade Financial	5,625	[a]	109,800
Fiserv	1,500	[a]	68,265
Legg Mason	800		98,120
T Rowe Price Group	1,290		92,816
			369,001

Health Care--9.8%
Coventry Health Care	1,500	[a]	89,355
DaVita	1,700	[a]	89,233
Gilead Sciences	2,000	[a]	101,380
Quest Diagnostics	1,450		72,631
			352,599

Producer Durables--6.3%
Centex	1,035		74,365
Cummins	825		73,425
Rockwell Collins	1,750		79,975
			227,765

Technology--24.1%
Adobe Systems	2,550		83,156
Amphenol, Cl. A	2,015		84,167
Autodesk	2,405		100,337
Cognizant Technology Solutions, Cl. A	2,400	[a]	116,616
Harris	2,200		98,076

Microchip Technology	2,825		94,242
NAVTEQ	1,650	[a]	69,300
Netease.com, ADR	900	[a]	51,282
Rockwell Automation	1,500		84,645
Satyam Computer Services, ADR	2,525		88,981
			870,802

Utilities--2.2%
Western Gas Resources	1,670		79,626

Total Investments (cost $2,510,300)	96.9%		3,501,826

Cash and Receivables (Net)	3.1%		112,044

Net Assets	100.0%		3,613,870

ADR - American Depository Receipts. a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER SMALL COMPANY GROWTH FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--97.4%	Shares		Value ($)

Banking--1.2%
Center Financial	714		17,921
First Community Bancorp/CA	690		35,715
Mercantile Bank	297		11,880
			65,516

Basic Industries--3.7%
Alaska Air Group	850	[a]	29,946
Central Garden & Pet	560	[a]	24,651
Cleveland-Cliffs	670		63,844
Consol Energy	660		42,715
Longs Drug Stores	850		36,236
			197,392

Broadcasting & Publishing--4.4%
DreamWorks Animation SKG, Cl. A	900	[a]	22,833
Lions Gate Entertainment	10,090	[a,b]	92,223
Marchex, Cl. B	1,820	[a,b]	42,588
Outdoor Channel Holdings	1,820	[a]	29,102
Playboy Enterprises, Cl. B	3,610	[a]	51,731
			238,477

Building & Construction--.8%
Washington Group International	790		40,851

Business Services--.5%
LECG	1,560	[a]	25,490

Capital Goods--3.2%
Avid Technology	830	[a]	41,898
Kennametal	1,640		89,856
Valmont Industries	350		11,680
Wabtec	1,070		27,638
			171,072

Construction & Housing--1.0%
Interline Brands	2,520	[a]	53,827

Consumer Durables--1.6%
Speedway Motorsports	1,300		50,583
Thor Industries	900		34,488
			85,071

Consumer Non-Durables--.8%
Peet's Coffee & Tea	1,400	[a]	43,470

Consumer Services--10.4%
California Pizza Kitchen	1,650	[a]	54,087
Claire's Stores	2,090		59,628
Eddie Bauer Holdings	1,230	[a]	27,429
Educate	3,320	[a]	36,354
Emmis Communications, Cl. A	3,810	[a]	79,400
FTI Consulting	2,020	[a]	57,287
Pacific Sunwear of California	2,050	[a]	54,243
Performance Food Group	1,600	[a]	45,440
Sourcecorp	620	[a]	16,157
Tractor Supply	540	[a]	29,084
Waste Connections	1,315	[a]	45,815
Watson Wyatt & Co. Holdings	1,970		53,032
			557,956

Cosmetics--.3%
Inter Parfums	1,000		16,560

Electronic Components & Instruments--1.0%
Unica	960	[a]	10,646
WebEx Communications	1,760	[a]	41,906
			52,552

Electronics--2.1%
Cymer	1,550	[a]	59,241
F5 Networks	970	[a]	51,245
			110,486

Energy--6.7%
Atmos Energy	2,480		65,894
Dril-Quip	1,020	[a]	52,020
Global Industries	2,280	[a]	27,018
Penn Virginia	1,490		88,893
Stericycle	370	[a]	22,688
Tidewater	1,440		65,088
W-H Energy Services	1,190	[a]	39,663
			361,264

Energy Equipment & Services--1.5%
Oil States International	1,970	[a]	67,098
Willbros Group	1,000	[a]	15,190
			82,288

Exchange Traded Funds--6.7%
iShares Russell 2000 Growth Index Fund	3,600		251,820
iShares Russell 2000 Index Fund	1,600		107,648
			359,468

Finance--6.2%
Affiliated Managers Group	470	[a]	37,055
Cathay General Bancorp	490		18,620
Cullen/Frost Bankers	490		26,391
First Midwest Bancorp/IL	1,660		62,134

Global Cash Access	1,950	[a]	24,668
Huron Consulting Group	2,200	[a]	52,492
National Financial Partners	420		21,374
Online Resources	5,610	[a]	65,749
UTI Worldwide	270	[a]	26,268
			334,751

Health Care--17.1%
American Medical Systems Holdings	2,160	[a]	39,744
Animas	1,880	[a]	32,016
Applera - Celera Genomics Group	2,480	[a]	30,802
Arqule	2,250	[a]	15,593
Array Biopharma	3,550	[a]	23,856
Cambrex	1,280		23,104
Conceptus	1,010	[a]	15,625
Cooper Cos.	250		13,700
Covance	990	[a]	47,065
Coventry Health Care	240	[a]	14,297
CV Therapeutics	810	[a]	20,031
Cytyc	1,500	[a]	41,265
Fisher Scientific International	840	[a]	54,163
Herbalife	910	[a]	26,345
Immunogen	3,940	[a]	21,788
Integra LifeSciences Holdings	700	[a]	25,578
InterMune	2,050	[a]	29,623
LifePoint Hospitals	790	[a]	30,060
Matria Healthcare	1,970	[a]	66,842
Medarex	3,240	[a]	33,890
MGI Pharma	1,200	[a]	23,688
Neurocrine Biosciences	330	[a]	19,642
NitroMed	900	[a,b]	14,616
PerkinElmer	2,510		57,253
Protein Design Labs	770	[a,b]	21,445
Respironics	1,170	[a]	45,256
Sybron Dental Specialties	910	[a]	39,803
Triad Hospitals	490	[a]	20,903
VCA Antech	890	[a]	24,884
Vertex Pharmaceuticals	590	[a]	15,045
WebMD Health, CL. A	100	[a,b]	2,649
Zymogenetics	1,540	[a]	24,717
			915,288

Household Products--1.1%
Church & Dwight	1,760		58,467

Human Resources--.6%
Resources Connection	1,050	[a]	30,492

Industrial Components--.6%
iRobot	100	[a,b]	2,914
ITC Holdings	1,120		30,934
			33,848

Machinery & Engineering--3.1%
Bucyrus International, Cl. A	1,320		61,908
FMC Technologies	1,620	[a]	66,566
Foundation Coal Holdings	1,090		38,771
			167,245

Merchandising--1.9%
MSC Industrial Direct, Cl. A	1,040		40,654
Select Comfort	1,320	[a]	31,640
Sportsman's Guide	1,070	[a]	28,077
			100,371

Metals--.5%
Stillwater Mining	2,450	[a]	26,191

Oil & Gas--2.0%
AGL Resources	720		25,466
Alon USA Energy	1,370	[a]	26,756
Hydril	830	[a]	53,203
			105,425

Real Estate--1.8%
Crescent Real Estate EQT	4,660		96,788

Technology--15.0%
Akamai Technologies	2,460	[a]	49,102
Anteon International	640	[a]	27,437
Cypress Semiconductor	2,220	[a,b]	33,300
Epicor Software	1,950	[a]	26,930
Exar	3,550	[a]	43,878
Filenet	2,530	[a]	68,158
Informatica	3,680	[a]	41,363
Ingram Micro, Cl. A	2,690	[a]	50,518
Internet Security Systems	1,550	[a]	35,433
IRIS International	530	[a]	13,075
Jack Henry & Associates	1,710		32,729
Jamdat Mobile	2,270	[a,b]	51,915
Lam Research	720	[a]	27,029
Mantech International, Cl. A	1,060	[a]	26,542
McAfee	970	[a]	26,976
Portalplayer	1,110	[a]	26,673
Power Integrations	2,020	[a]	44,056
Progress Software	1,570	[a]	48,576
SafeNet	940	[a]	33,417
Secure Computing	3,410	[a]	46,853
Varian Semiconductor Equipment Associates	520	[a]	22,890
VeriSign	1,220	[a]	27,121
			803,971

Transportation--1.6%
Pacer International	2,600		68,718
Universal Truckload Services	700	[a]	16,352
			85,070

Total Common Stocks
(cost $4,476,502)		5,219,647

	Principal
Short-Term Investments--4.8%	Amount ($)	Value ($)

U.S. Treasury Bills:
3.81%, 12/8/2005	192,000	191,860
3.84%, 12/22/2005	64,000	63,856
Total U.S. Treasury Bills
(cost $255,715)		255,716

Investment of Cash Collateral
for Securities Loaned--4.1%	Shares	Value ($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Plus Fund
(cost $222,209)	222,209 [c]	222,209

Total Investments (cost $4,954,426)	106.3%	5,697,572

Liabilities, Less Cash and Receivables	(6.3%)	(336,847)

Net Assets	100.0%	5,360,725

[a] Non-income producing .
[b] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $209,387 and the total market value of the collateral held by the fund is $222,209.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

DREYFUS PREMIER STRUCTURED MIDCAP FUND STATEMENT OF INVESTMENTS

November 30, 2005 (Unaudited)

Common Stocks--97.7%	Shares		Value ($)

Commercial & Professional Services--7.2%
Advent Software	6,200	[a]	177,568
Arrow Electronics	12,200	[a]	378,200
Avnet	14,400	[a]	324,000
CDW	11,400		668,610
Dun & Bradstreet	3,000	[a]	195,000
Harte-Hanks	8,300		217,958
Ingram Micro, Cl. A	15,200	[a]	285,456
Manpower	14,700		682,815
MSC Industrial Direct, Cl. A	4,600		179,814
Robert Half International	3,300		126,258
SCP Pool	5,800		225,794
SEI Investments	5,200		212,420
WW Grainger	2,300		161,529
			3,835,422

Consumer Durables--2.6%
Furniture Brands International	9,600		191,520
KB Home	2,300		160,471
Lennar, Cl. A	4,100		236,488
Ryland Group	3,300		236,082
Standard-Pacific	3,600		135,684
Thor Industries	6,500		249,080
Toll Brothers	5,800	[a]	199,520
			1,408,845

Consumer Non-Durables--2.4%
Blyth	11,500		227,700
Hormel Foods	7,800		255,840
PepsiAmericas	16,600		379,476
Pilgrim's Pride	12,400		396,800
			1,259,816

Consumer Services--4.7%
Career Education	7,700	[a]	287,210
Darden Restaurants	14,100		504,498
Education Management	9,300	[a]	313,875
Entercom Communications	9,900	[a]	315,315
Homestore	133	[a]	586
Meredith	6,000		306,000
Reader's Digest Association	12,700		197,231
Scholastic	5,600	[a]	186,312
Sotheby's Holdings, Cl. A	19,500	[a]	371,085
			2,482,112

Electronic Technology--8.8%
Amphenol, Cl. A	15,800		659,966
CommScope	33,800	[a]	693,238
Imation	11,400		501,144
L-3 Communications Holdings	3,200		238,400
Lam Research	27,900	[a]	1,047,366
Microchip Technology	8,700		290,232
National Semiconductor	5,000		129,400
Plexus	10,500	[a]	225,750
Western Digital	59,400	[a]	886,248
			4,671,744

Energy Minerals--3.5%
Chesapeake Energy	8,700		251,865
Murphy Oil	7,700		380,842
Noble Energy	5,100		190,587
Sunoco	3,400		262,480
Unit	7,100	[a]	384,536
Valero Energy	1,495		143,819
XTO Energy	5,700		231,933
			1,846,062

Exchange Traded Funds--2.2%
Midcap SPDR Trust Series 1	8,900	[b]	1,193,846

Finance--16.8%
American Financial Group/OH	13,500		501,525
AmeriCredit	27,800	[a]	689,440
Bear Stearns Cos.	1,900		210,881
CBL & Associates Properties	3,100		124,775
Comerica	3,600		207,612
Conseco	11,100	[a]	248,862
Fidelity National Financial	5,900		223,138
First American	7,700		362,285
First Horizon National	6,900		268,548
GATX	17,600		662,464
Highwoods Properties	13,700		394,971
Host Marriott	15,600		279,240
IndyMac Bancorp	11,900		455,532
Jefferies Group	9,300		409,293
Lincoln National	5,900		306,682
Ohio Casualty	15,300		452,880
Old Republic International	16,800		447,048
Rayonier	12,150		482,841
TCF Financial	13,900		381,694
Weingarten Realty Investors	10,100		381,477
Wilmington Trust	6,300		255,087
WR Berkley	21,175		987,179
Zions Bancorporation	3,300		249,579
			8,983,033

Health Technology--8.0%
Applera - Applied Biosystems Group	9,900		273,042
Barr Pharmaceuticals	12,400	[a]	711,140
Edwards Lifesciences	14,000	[a]	559,860
Endo Pharmaceuticals Holdings	15,600	[a]	466,752
Hospira	10,400	[a]	459,160
Intuitive Surgical	2,300	[a]	256,956
Invitrogen	10,600	[a]	706,490
King Pharmaceuticals	13,700	[a]	215,501
Millipore	4,300	[a]	274,598
STERIS	9,300		233,616
Watson Pharmaceuticals	3,000	[a]	100,080
			4,257,195

Industrial Services--4.4%
BJ Services	6,400		234,560
Grant Prideco	14,700	[a]	564,333
Helmerich & Payne	3,300		191,466
Patterson-UTI Energy	21,600		674,784
Smith International	3,000		113,370
Weatherford International	8,400	[a]	583,884
			2,362,397

Non-Energy Minerals--3.7%

Freeport-McMoRan Copper & Gold, Cl. B	9,800		510,678
Martin Marietta Materials	5,500		413,105
Nucor	4,100		275,028
Phelps Dodge	3,800		515,546
USG	4,300	[a]	263,160
			1,977,517

Process Industries--1.8%
Lubrizol	8,800		371,448
Rohm & Haas	9,300		407,340
Sensient Technologies	9,900		179,883
			958,671

Producer Manufacturing--6.3%
AGCO	21,000	[a]	355,530
Autoliv	6,800		297,568
Energizer Holdings	4,900	[a]	258,279
Herman Miller	20,800		636,272
Joy Global	10,900		576,501
Thomas & Betts	12,300	[a]	492,492
Timken	24,700		765,206
			3,381,848

Retail Trade--5.9%
Abercrombie & Fitch, Cl. A	4,800		294,336
American Eagle Outfitters	21,400		487,064
Barnes & Noble	16,000		645,440
Dollar General	20,500		387,655
Michaels Stores	17,500		654,500
Pacific Sunwear of California	10,900	[a]	288,414
Payless Shoesource	16,100	[a]	367,885
			3,125,294

Technology Services--10.6%
Ceridian	16,000	[a]	384,000
Checkfree	13,100	[a]	613,735
Cigna	2,400		270,048
Community Health Systems	21,400	[a]	857,926
DST Systems	15,300	[a]	909,891
Express Scripts	6,300	[a]	532,098
Fiserv	6,900	[a]	314,019
Lincare Holdings	7,200	[a]	309,096
McAfee	28,400	[a]	789,804
Triad Hospitals	4,900	[a]	209,034
Universal Health Services, Cl. B	10,000		479,200
			5,668,851

Transportation--1.5%
CSX	6,400		311,296
JB Hunt Transport Services	22,100		494,819
			806,115

Utilities--7.3%
Alliant Energy	9,200		260,820
Ameren	4,400		230,824
Constellation Energy Group	7,600		402,724
Energy East	17,100		400,995
Equitable Resources	14,900		557,111
Oneok	23,800		652,834
Pepco Holdings	13,600		294,712
Sierra Pacific Resources	66,700		899,116
UGI	9,200		202,400
			3,901,536

Total Common Stocks
(cost $48,571,572)			52,120,304

Investment of Cash Collateral
for Securities Loaned--1.0%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $538,200)	538,200	[c]	538,200

Total Investments (cost $49,109,772)	98.7%		52,658,504

Cash and Receivables (Net)	1.3%		716,209

Net Assets	100.0%		53,374,713

[a] Non-income producing.
[b] All or a portion of this security is on loan. At November 30, 2005 the total value of the fund's security on loan is $523,146 and the total market value of the collateral held by fund is $538,200.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER STRUCTURED LARGE CAP VALUE FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--98.6%	Shares		Value ($)

Banking--9.9%
Bank of America	2,700		123,903
Wachovia	1,500		80,100
Washington Mutual	1,500		61,785
			265,788

Basic Industries--.6%
Martin Marietta Materials	200		15,022

Brokerage Firms--.5%
Merrill Lynch & Co.	200		13,284

Commercial & Professional Services--2.6%
AmerisourceBergen	200		16,070
Ingram Micro, Cl. A	1,400	[a]	26,292
RR Donnelley & Sons	800		27,360
			69,722

Communications--4.1%
AT&T	2,000		49,820
CenturyTel	800		26,480
Verizon Communications	1,100		35,178
			111,478

Consumer Durables--1.5%
DR Horton	366		12,971
Goodyear Tire & Rubber	1,600	[a]	27,408
			40,379

Consumer Non-Durables--3.5%
Coca-Cola	700		29,883
Pepsi Bottling Group	800		23,600
Pilgrim's Pride	700		22,400
Reynolds American	200		17,804
			93,687

Consumer Services--3.3%
Cendant	1,100		19,547
News, Cl. A	2,000		29,620
Viacom, Cl. B	400		13,360
Walt Disney	1,100		27,423
			89,950

Electronic Technology--6.3%
Apple Computer	200	[a]	13,564
General Dynamics	300		34,290
Lockheed Martin	300		18,180
Motorola	2,600		62,634
Northrop Grumman	300		17,211
Raytheon	600		23,052
			168,931

Energy Minerals--13.9%
Chevron	1,500		85,965
ConocoPhillips	1,500		90,765
Exxon Mobil	3,400		197,302
			374,032

Finance--24.5%
Bear Stearns Cos.	200		22,198
CBL & Associates Properties	400		16,100
Cincinnati Financial	540		24,046
CIT Group	300		14,850
Citigroup	1,000		48,550
Countrywide Financial	1,300		45,253
First American	700		32,935
Host Marriott	700		12,530
Huntington Bancshares/OH	300		7,188
Keycorp	1,400		46,424
Kimco Realty	200		6,290
Lehman Brothers Holdings	600		75,600
Metlife	1,400		72,016
Morgan Stanley	500		28,015
National City	1,900		64,429
Rayonier	300		11,922
Safeco	300		16,875
SL Green Realty	200		14,770
SunTrust Banks	700		50,918
Wells Fargo & Co.	800		50,280
			661,189

Health Technology--2.9%
Merck & Co.	1,200		35,280
Pfizer	2,000		42,400
			77,680

Non-Energy Minerals--4.0%
Louisiana-Pacific	500		13,485
Nucor	400		26,832
Phelps Dodge	400		54,268
USG	200	[a]	12,240
			106,825

Process Industries--.7%

Rohm & Haas	400		17,520

Producer Manufacturing--3.3%
Avery Dennison	400		23,516
General Electric	1,800		64,296
			87,812

Retail Trade--3.3%
American Eagle Outfitters	700		15,932
Autonation	900	[a]	18,648
Barnes & Noble	200		8,068
Federated Department Stores	300		19,329
IAC/InterActiveCorp	1,000	[a]	27,610
			89,587

Technology Services--3.1%
Aetna	200		18,498
Caremark Rx	300	[a]	15,417
Cigna	200		22,504
Community Health Systems	700	[a]	28,063
			84,482

Transportation--2.5%
CSX	500		24,320
Norfolk Southern	1,000		44,240
			68,560

Utilities--8.1%
American Electric Power	600		21,924
CMS Energy	2,000	[a]	27,960
Consolidated Edison	400		18,216
Duke Energy	1,700		45,662
Edison International	900		40,608
Oneok	1,000		27,430
PG & E	1,000		36,780
			218,580

Total Investments (cost $2,391,968)	98.6%		2,654,508

Cash and Receivables (Net)	1.4%		36,769

Net Assets	100.0%		2,691,277

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER STRATEGIC VALUE FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)

Aerospace & Defense--.4%
Empresa Brasileira de Aeronautica, ADR	25,220		951,046

Basic Industries--3.2%
Air Products & Chemicals	15,900		940,803
Arch Coal	15,500		1,194,120
Bowater	32,700	[a]	1,015,335
Martin Marietta Materials	42,100		3,162,131
Mosaic	65,500	[a,b]	886,870
			7,199,259

Beverages & Tobacco--2.2%
Altria Group	69,300		5,044,347

Capital Goods--10.3%
Avery Dennison	20,400		1,199,316
Eaton	12,400		790,128
Emerson Electric	44,700		3,379,767
Navistar International	68,400	[b]	1,940,508
NCR	160,300	[b]	5,442,185
Thermo Electron	62,900	[b]	1,940,465
3M	19,600		1,538,208
Tyco International	75,400		2,150,408
United Technologies	92,600		4,985,584
			23,366,569

Consumer Durables--.9%
Johnson Controls	29,800		2,069,610

Consumer Non-Durables--4.3%
Campbell Soup	34,300		1,036,203
Colgate-Palmolive	77,500		4,225,300
Del Monte Foods	71,900	[b]	710,372
General Mills	22,300		1,059,919
Nike, Cl. B	12,800		1,091,840
Polo Ralph Lauren	32,200		1,725,920
			9,849,554

Consumer Services--9.1%
Aramark, Cl. B	75,300		1,951,776
Brinker International	52,900		2,099,072
Cendant	46,700		829,859
Clear Channel Communications	157,900		5,141,224
CSK Auto	29,900	[b]	463,450
Entercom Communications	27,900	[b]	888,615
Liberty Global, Ser. C	42,448	[b]	881,645
McDonald's	65,000		2,200,250
Omnicom Group	32,300		2,731,288
Outback Steakhouse	28,800		1,160,064
PHH	38,650	[b]	1,115,439
Viacom, Cl. B	36,000		1,202,400
			20,665,082

Energy--11.0%
BP, ADR	15,500		1,020,520
Burlington Resources	18,000		1,300,500

Chevron	67,278		3,855,702
ConocoPhillips	76,000		4,598,760
Cooper Cameron	14,200	[a,b]	1,130,746
Diamond Offshore Drilling	18,500	[a]	1,157,730
ENSCO International	25,100		1,188,736
Exxon Mobil	80,640		4,679,539
Grant Prideco	29,900	[b]	1,147,861
Halliburton	19,200		1,222,080
Marathon Oil	35,800		2,122,582
Valero Energy	15,600		1,500,720
			24,925,476

Financial Services--16.4%
AON	31,700		1,154,197
Axis Capital Holdings	37,600		1,138,528
Capital One Financial	30,700		2,549,942
E*Trade Financial	89,600	[a,b]	1,748,992
Freddie Mac	44,100		2,754,045
Genworth Financial, Cl. A	133,100		4,585,295
Janus Capital Group	50,200		962,334
PMI Group	105,400		4,279,240
PNC Financial Services Group	35,400		2,257,458
Radian Group	29,700		1,679,832
St. Paul Travelers Cos.	67,200		3,126,816
SunTrust Banks	33,000		2,400,420
Wachovia	76,500		4,085,100
Washington Mutual	75,600		3,113,964
Wells Fargo & Co.	19,300		1,213,005
			37,049,168

Health Care--5.6%
Abbott Laboratories	26,500		999,315
Chubb	59,300		5,742,612
Medco Health Solutions	22,100	[b]	1,185,665
Pfizer	64,200		1,361,040
WellPoint	19,400	[b]	1,490,502
Wyeth	43,300	[a]	1,799,548
			12,578,682

Investment Companies--11.6%
Citigroup	203,014		9,856,330
Goldman Sachs Group	25,400		3,275,584
JPMorgan Chase & Co.	200,276		7,660,557
Merrill Lynch & Co.	82,500		5,479,650
			26,272,121

Insurance--3.3%
American International Group	63,529		4,265,337
Endurance Specialty Holdings	46,850		1,613,983
Reinsurance Group of America	35,500		1,678,440
			7,557,760

Merchandising--.5%
Estee Lauder Cos., Cl. A	33,300		1,099,233

Technology--9.7%
Advanced Micro Devices	64,500	[a,b]	1,688,610
Automatic Data Processing	56,800		2,669,600
Ceridian	46,800	[b]	1,123,200
EMC/Massachusetts	112,800	[b]	1,571,304
Fairchild Semiconductor International	80,700	[b]	1,399,338
First Data	27,400		1,185,598
Freescale Semiconductor, Cl. A	12,900	[b]	332,175

Hewlett-Packard	96,900		2,875,023
International Business Machines	28,000		2,489,200
Microsoft	113,300		3,139,543
Motorola	37,800		910,602
Solectron	339,400	[b]	1,218,446
Tellabs	129,700	[b]	1,330,722
			21,933,361

Telecommunications--.7%
Sprint Nextel	64,000		1,602,560

Transportation--1.7%
Airtran Holdings	49,000	[a,b]	735,980
Union Pacific	40,800		3,122,832
			3,858,812

Utilities--7.9%
Alltel	32,200		2,151,926
AT&T	207,000		5,156,370
Constellation Energy Group	19,800		1,049,202
Entergy	12,800		896,000
Exelon	21,800		1,134,472
Leap Wireless International	34,200	[b]	1,301,652
NRG Energy	96,000	[a,b]	4,192,320
PG & E	55,700		2,048,646
			17,930,588

Total Common Stocks
(cost $195,003,008)			223,953,228

	Principal
Short-Term Investments--1.2%	Amount ($)		Value ($)

U.S. Treasury Bills:
3.80%, 12/8/2005	1,593,000		1,591,837
3.82%, 12/15/2005	404,000		403,386
3.83%, 12/22/2005	708,000		706,414
Total Short-Term Investments
(cost $2,701,642)			2,701,637

Investment of Cash Collateral
for Securities Loaned--5.2%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $11,758,194)	11,758,194	[c]	11,758,194

Total Investments (cost $209,462,844)	105.2%		238,413,059

Liabilities, Less Cash and Receivables	(5.2%)		(11,759,799)

Net Assets	100.0%		226,653,260

ADR - American Depository Receipts.
[a] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $11,376,539 and the total market value of the collateral held by the fund is $11,758,194.
[b] Non-income producing.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER TECHNOLOGY GROWTH FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)

Basic Industries--.3%
Bluestream Ventures, LP	11,535,000	[a,e]	5,196,149
Ingenex	20,900	[a,e]	0
			5,196,149

Capital Goods--3.1%
Corning	2,515,000	[a]	50,928,750

Computers--12.3%
Apple Computer	1,030,000	[a]	69,854,600
Cognizant Technology Solutions, Cl. A	1,010,000	[a]	49,075,900
Dell	1,084,000	[a]	32,693,440
Hewlett-Packard	420,000		12,461,400
Network Appliance	1,205,000	[a,b]	35,089,600
			199,174,940

Electrical & Electronics--1.9%
Garmin	550,000	[b]	30,305,000

Electronic Components--8.6%
Check Point Software Technologies	725,000	[a]	15,435,250
Cognos	770,000	[a]	25,833,500
EMC/Massachusetts	2,825,000	[a]	39,352,250
Samsung Electronics, GDR	45,400	[b,c]	13,154,650
Taiwan Semiconductor Manufacturing	25,631,255		45,503,116
			139,278,766

Energy--.0%
Sunpower, Cl. A	12,100	[a,b]	302,500

Health Care--7.3%
Amgen	455,000	[a]	36,823,150
Genentech	380,000	[a]	36,335,600
Teva Pharmaceutical Industries, ADR	1,120,000	[b]	45,785,600
			118,944,350

Industrial Machinery--.1%
iRobot	32,100	[a,b]	935,394

Internet--9.4%
Akamai Technologies	525,000	[a]	10,479,000
eBay	376,300	[a]	16,862,003
Google, Cl. A	170,500	[a]	69,050,795
Yahoo!	1,380,000	[a]	55,517,400
			151,909,198

Semiconductors--12.5%
Applied Materials	1,370,000		24,810,700
Intel	785,000		20,943,800
Linear Technology	830,000		30,967,300
Marvell Technology Group	1,125,000	[a,b]	62,482,500
National Semiconductor	1,280,000		33,126,400
Xilinx	1,170,000		30,934,800
			203,265,500

Software--10.3%
Cisco Systems	2,775,000	[a]	48,673,500
Electronic Arts	730,000	[a]	41,142,800
Microsoft	1,485,000		41,149,350
Oracle	185,000	[a]	2,325,450
SAP, ADR	725,000		32,733,750
			166,024,850

Technology--23.2%
Accenture, Cl. A	1,380,000		39,247,200
Adobe Systems	1,800,000		58,698,000

Automatic Data Processing	940,000		44,180,000
Broadcom, Cl. A	1,075,000	[a]	50,030,500
Checkfree	729,100	[a]	34,158,335
Comverse Technology	1,815,000	[a,b]	47,571,150
Kla-Tencor	620,000		31,737,800
Motorola	2,425,000		58,418,250
Sirf Technology Holdings	100,000	[a]	2,772,000
Texas Instruments	250,000		8,120,000
			374,933,235

Telecommunications--7.2%
Amdocs	1,240,000	[a]	32,773,200
Juniper Networks	1,600,000	[a,b]	35,984,000
Qualcomm	1,050,000		47,743,500
			116,500,700

Wholesale & International Trade--2.0%
Infosys Technologies, ADR	450,000	[b]	32,427,000

Total Common Stocks
(cost $1,317,340,873)			1,590,126,332

Preferred Stocks--.0%

Telecommunications Equipment
AXSUN Technologies, Ser. C, Conv.
(cost $5,000,000)	428,449	[a,e]	299,914

	Principal
Short-Term Investments--2.7%	Amount ($)		Value ($)

U.S. Treasury Bills:
3.80%, 12/8/2005	21,498,000		21,482,307
3.80%, 12/15/2005	15,432,000		15,408,543
3.85%, 12/22/2005	7,207,000		7,190,856
Total Short-Term Investments
(cost $44,082,103)			44,081,706

Investment of Cash Collateral
for Securities Loaned--2.5%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $40,302,329)	40,302,329	[d]	40,302,329

Total Investments (cost $1,406,725,305)	103.4%		1,674,810,281

Liabilities, Less Cash and Receivables	(3.4%)		(55,081,433)

Net Assets	100.0%		1,619,728,848

ADR - American Depository Receipts
GDR - Global Depository Receipts
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $38,689,568 and the total market value of the collateral held by the portfolio is $40,302,329.
[c] Securities exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At November 30, 2005, these securities amounted to $13,154,650 or .80% of net assets.
[d] Investment in affiliated money market mutual fund.
[e] Securities restricted as to public resale. Investment in restricted securities with aggregate market value of $5,496,063 representing approximately .34% of net assets (see below).

Issuer	Acquisition Date	Purchase Price ($)	Net Assets (%)	Valuation ($) †

AXSUN Technologies
Ser. C, Conv.	1/3/2001	11.67	0.02	.70 per share
Bluestream Ventures, LP	4/30/2004-6/14/2005	0.49	0.32	.45 per share
Ingenex	4/30/2004	0.00	0.00	.00 per share

† The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)